Equity - Summary of contingent credits weighted by risk and regulatory capital explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk and Regulatory Capital [Abstract]
Total risk weighted assets and credits	S/ 57,570,306	S/ 51,451,816
Total regulatory capital	9,135,614	8,742,126
Basic regulatory capital (Level 1)	6,262,096	5,930,657
Supplementary regulatory capital (Level 2)	S/ 2,873,518	S/ 2,811,469
Global capital to regulatory capital ratio	15.87%	16.99%